Quarterly Holdings Report
for
Fidelity® Magellan ETF
April 30, 2022
MAE-NPRT3-0622
1.9900251.101

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.0%
	Shares	Value
COMMUNICATION SERVICES – 5.4%
Interactive Media & Services – 5.4%
Alphabet, Inc. Class A (a)	534	$ 1,218,690
Alphabet, Inc. Class C (a)	516	1,186,454
TOTAL COMMUNICATION SERVICES		2,405,144
CONSUMER DISCRETIONARY – 5.6%
Hotels, Restaurants & Leisure – 1.2%
Domino's Pizza, Inc.	1,544	521,872
Hilton Worldwide Holdings, Inc. (a)	47	7,299
		529,171
Internet & Direct Marketing Retail – 4.4%
Amazon.com, Inc. (a)	782	1,943,763
Specialty Retail – 0.0%
The Home Depot, Inc.	34	10,213
TOTAL CONSUMER DISCRETIONARY		2,483,147
CONSUMER STAPLES – 3.5%
Food & Staples Retailing – 1.9%
Costco Wholesale Corp.	1,622	862,450
Personal Products – 1.6%
The Estee Lauder Cos., Inc. Class A	2,592	684,443
TOTAL CONSUMER STAPLES		1,546,893
FINANCIALS – 8.8%
Capital Markets – 6.0%
BlackRock, Inc.	891	556,590
Moody's Corp.	2,216	701,320
MSCI, Inc.	1,429	601,966
S&P Global, Inc.	2,182	821,523
		2,681,399
Insurance – 2.8%
Arthur J Gallagher & Co.	3,545	597,297
Marsh & McLennan Cos., Inc.	4,018	649,710
		1,247,007
TOTAL FINANCIALS		3,928,406
HEALTH CARE – 13.1%
Health Care Equipment & Supplies – 3.2%
Danaher Corp.	3,417	858,111
IDEXX Laboratories, Inc. (a)	1,356	583,731
Intuitive Surgical, Inc. (a)	25	5,983
		1,447,825
Health Care Providers & Services – 2.7%
UnitedHealth Group, Inc.	2,379	1,209,840
Life Sciences Tools & Services – 3.6%
IQVIA Holdings, Inc. (a)	2,772	604,268
Thermo Fisher Scientific, Inc.	1,775	981,433
		1,585,701
Pharmaceuticals – 3.6%
Eli Lilly & Co.	3,082	900,345

	Shares	Value

Zoetis, Inc.	4,040	$ 716,090
		1,616,435
TOTAL HEALTH CARE		5,859,801
INDUSTRIALS – 7.9%
Aerospace & Defense – 1.2%
HEICO Corp. Class A	4,757	554,856
Commercial Services & Supplies – 2.6%
Cintas Corp.	1,461	580,397
Copart, Inc. (a)	5,108	580,524
		1,160,921
Electrical Equipment – 0.0%
AMETEK, Inc.	31	3,914
Industrial Conglomerates – 1.4%
Roper Technologies, Inc.	1,336	627,813
Professional Services – 2.7%
Equifax, Inc.	2,834	576,776
Verisk Analytics, Inc.	3,077	627,862
		1,204,638
TOTAL INDUSTRIALS		3,552,142
INFORMATION TECHNOLOGY – 42.3%
Electronic Equipment, Instruments & Components – 2.6%
Amphenol Corp. Class A	8,708	622,622
Teledyne Technologies, Inc. (a)	1,264	545,479
		1,168,101
IT Services – 7.9%
Accenture PLC Class A	2,702	811,573
Automatic Data Processing, Inc.	2,993	653,013
Mastercard, Inc. Class A	2,787	1,012,740
Visa, Inc. Class A	4,921	1,048,813
		3,526,139
Semiconductors & Semiconductor Equipment – 8.4%
Advanced Micro Devices, Inc. (a)	8,372	715,973
Analog Devices, Inc.	4,315	666,150
Applied Materials, Inc.	56	6,180
KLA Corp.	1,948	621,918
Lam Research Corp.	1,383	644,146
NVIDIA Corp.	5,987	1,110,409
		3,764,776
Software – 15.1%
Adobe, Inc. (a)	1,948	771,311
ANSYS, Inc. (a)	2,185	602,383
Cadence Design Systems, Inc. (a)	4,231	638,246
Fortinet, Inc. (a)	116	33,525
Intuit, Inc.	1,749	732,394
Microsoft Corp.	12,002	3,330,795
Salesforce.com, Inc. (a)	41	7,213
ServiceNow, Inc. (a)	14	6,693
Synopsys, Inc. (a)	2,145	615,165
		6,737,725

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – 8.3%
Apple, Inc.	23,503	$ 3,705,248
TOTAL INFORMATION TECHNOLOGY		18,901,989
MATERIALS – 3.5%
Chemicals – 3.5%
Linde PLC (a)	2,541	792,690
The Sherwin-Williams Co.	2,737	752,566
TOTAL MATERIALS		1,545,256
REAL ESTATE – 6.2%
Equity Real Estate Investment Trusts (REITs) – 6.2%
American Tower Corp.	2,946	710,045
Crown Castle International Corp.	3,728	690,463
Prologis, Inc.	4,642	744,066
SBA Communications Corp.	1,861	645,972
TOTAL REAL ESTATE		2,790,546
UTILITIES – 1.7%
Electric Utilities – 1.7%
NextEra Energy, Inc.	10,997	781,007
TOTAL COMMON STOCKS (Cost $45,218,183)		43,794,331
Money Market Fund – 0.9%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (b) (Cost $422,106)	422,106	$ 422,106
TOTAL INVESTMENT IN SECURITIES – 98.9% (Cost $45,640,289)		44,216,437
NET OTHER ASSETS (LIABILITIES) – 1.1%		489,440
NET ASSETS – 100.0%		$44,705,877

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	3

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
4	Quarterly Report